DEFERRED TAX ASSETS AND LIABILITIES (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred Tax Assets And Liabilities
Deductible temporary differences with no deferred tax assets recognized	$ 2,069	¥ 13,148	¥ 1,800
Tax losses with no deferred tax assets recognized	2,597	16,536	10,658
Total	$ 4,666	¥ 29,684	¥ 12,458